Subsequent Events (FY) (Details) - USD ($) $ in Millions	Mar. 01, 2022	Feb. 25, 2022
Subsequent Event [Line Items]
Severance benefits	$ 0.5	$ 1.1
2021 Incentive Award Plan
Subsequent Event [Line Items]
Plan modification, extended exercise period	11 months
Subsequent Event
Subsequent Event [Line Items]
Severance benefits	$ 0.5	$ 1.1
Subsequent Event | 2021 Incentive Award Plan
Subsequent Event [Line Items]
Plan modification, extended exercise period	11 months